Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,432)	$ (2,239)	$ (3,420)	$ (2,724)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property, plant and equipment	52	85	91	89
Loss from sale of property, plant and equipment	15	0	0	0
Change in liability for employees right upon retirement	45	3	42	42
Financial expenses	852	96	94	(224)
Share-based compensation expenses	2,817	1,352	1,620	562
Loss (Gains) on amounts funded in respect of employee rights upon retirement, net	7	38	(11)	(10)
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses	(100)	28	36	(32)
Decrease (increase) in trade receivables	(926)	508	337	(969)
Decrease (increase) in other receivables	(50)	(35)	9	(27)
Decrease in inventory on consignment	269	829	722	330
Increase in inventory on hand	(201)	(518)	(758)	(241)
Increase (decrease) in trade payables	(541)	(231)	196	612
Decrease in deferred revenues	(398)	(1,783)	(1,577)	(507)
Increase (decrease) in other payable and advance payment from customers	740	(287)	(91)	1,554
Net cash used in operating activities	(3,851)	(2,154)	(2,710)	(1,545)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease in restricted cash	210	52	52	(272)
Purchase of property, plant and equipment	(98)	(64)	(81)	(34)
Proceeds from sale of property, plant and equipment	29	0	0	4
Amounts funded in respect of employee rights upon retirement	(21)	(41)	(17)	(44)
Net cash provided by (used in) investing activities	120	(53)	(46)	(346)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of issuance costs	10,564	1,789	2,245	976
Proceeds from long-term loan, net of issuance costs	0	0	0	419
Exercise of options	1,500	0	0	0
Repayment of convertible loan	(1,000)	0	0	(720)
Repayment of long term loan	(281)	(188)	(281)	0
Proceeds from convertible loan at fair value through profit or loss, net of issuance costs	0	1,073	1,073	0
Repayment of loans from shareholders	(20)	0	0	(20)
Net cash provided by financing activities	10,763	2,674	3,037	655
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(183)	13	(21)	41
INCREASE IN CASH AND CASH EQUIVALENTS	6,849	480	260	(1,195)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	636	376	376	1,571
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	7,485	856	636	376
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Taxes on income paid	0	0	56	0
Interest paid	0	0	30	88
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Receivables on account of shares	$ 0	$ 0	$ 0	$ 20